FINANCING PAYABLE (Details Narrative) - USD ($)			12 Months Ended
	Jan. 16, 2025	Dec. 16, 2024	Dec. 31, 2024	Dec. 31, 2023
Subsequent Event [Line Items]
Financing payable		$ 663,582	$ 663,582
Debt instrument interest rate during period		7.50%
Debt instrument periodic payment interest			$ 14,450	$ 0
Subsequent Event [Member]
Subsequent Event [Line Items]
Debt instrument periodic payment interest	$ 68,642